Unaudited Condensed Combined and Consolidated Statement of Income - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue		$ 13,386,367	$ 12,372,149
Cost of revenues
Total Cost of revenues		9,564,100	9,012,587
Gross profit		3,822,267	3,359,562
Operating expenses:
General and administrative expenses		1,261,906	543,167
Research and development expenses		436,024	300,000
Total operating expenses		1,697,930	843,167
Income from operations		2,124,337	2,516,395
Other income (expense):
Interest income		3,531	307,097
Interest expense		(1,191,971)	(1,323,080)
Other (expense) income, net		(39,965)	84,955
Total other expense, net		(1,228,405)	(931,028)
Income before income taxes		895,932	1,585,367
Provision for income taxes
Net income		$ 895,932	$ 1,585,367
Earnings per share – Basic (in Dollars per share)	[1]		$ 0.1
Earnings per share – Diluted (in Dollars per share)	[1]		$ 0.1
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	25,000,001	24,499,999
Weighted Average Shares Outstanding – Diluted (in Shares)	[1]	25,000,001	24,499,999
Related Party
Operating expenses:
General and administrative expenses		$ 55,997	$ 63,032
Time charter revenue | Third Parties
Revenue
Total revenue			4,395,034
Time charter revenue | Related Party
Revenue
Total revenue		9,977,858	5,051,380
Vessel management services revenue | Third Parties
Revenue
Total revenue		1,429,265	998,673
Vessel management services revenue | Related Party
Revenue
Total revenue		1,979,244	1,927,062
Cost of time charter revenue
Cost of revenues
Total Cost of revenues		6,509,744	6,403,617
Cost of vessel management services revenue
Cost of revenues
Total Cost of revenues		$ 3,054,356	$ 2,608,970

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.